Debt (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Debt Disclosure [Abstract]
Interest expense	Interest expense associated with the lines of credit amounted to the following:
	Three Months Ended June 30,
	2017	2016

Interest expense for lines of credit	$584	$2,659

The Company drew down the full amount of the Revolving Loan on October 23, 2014 (see Note 7).

	For The Years Ended March 31,
	2017	2016
Interest expense	$82,905	$323,708
Amortization of loan fees and discount, net of out of period adjustment (Note 12)	-	(141,066)

	$82,905	$182,642